Quarterly Holdings Report
for
Fidelity® Emerging Markets Index Fund
July 31, 2023
EMX-NPRT3-0923
1.929352.111
Common Stocks - 95.4%
	Shares	Value ($)
Australia - 0.1%
AngloGold Ashanti Ltd.	402,563	8,928,726
Brazil - 3.9%
Ambev SA	4,537,000	14,257,430
Atacadao SA	604,800	1,754,767
B3 SA - Brasil Bolsa Balcao	5,584,942	17,597,808
Banco Bradesco SA	1,542,680	4,844,578
Banco BTG Pactual SA unit	1,131,800	8,140,104
Banco do Brasil SA	825,000	8,407,454
Banco Santander SA (Brasil) unit	360,400	2,176,690
BB Seguridade Participacoes SA	672,600	4,426,394
CCR SA	970,100	2,726,435
Centrais Eletricas Brasileiras SA (Electrobras)	1,163,365	9,508,656
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	328,300	4,033,673
Companhia Siderurgica Nacional SA (CSN)	636,800	1,863,772
Cosan SA	1,160,896	4,895,219
CPFL Energia SA	221,100	1,672,949
Energisa SA unit	206,200	2,188,565
Eneva SA (a)	836,700	2,365,674
ENGIE Brasil Energia SA	196,750	1,832,381
Equatorial Energia SA	1,002,980	7,113,920
Hapvida Participacoes e Investimentos SA (a)(b)	5,064,544	5,140,854
Hypera SA	395,200	3,615,406
Itausa-Investimentos Itau SA	71,296	149,414
Klabin SA unit	730,600	3,553,540
Localiza Rent a Car SA	861,834	12,251,120
Lojas Renner SA	924,398	3,665,337
Magazine Luiza SA (a)	2,914,524	2,064,743
Natura & Co. Holding SA	862,490	3,332,317
Petroleo Brasileiro SA - Petrobras (ON)	3,436,397	25,296,533
Prio SA (a)	721,300	6,958,648
Raia Drogasil SA	1,236,436	7,574,846
Rede D'Oregon Sao Luiz SA (b)	549,320	4,181,976
Rumo SA	1,247,700	6,131,969
Sendas Distribuidora SA	1,294,500	3,687,426
Suzano Papel e Celulose SA	762,317	7,749,316
Telefonica Brasil SA	403,000	3,588,756
TIM SA	814,700	2,470,589
Totvs SA	504,100	3,152,257
Ultrapar Participacoes SA	690,300	2,757,551
Vale SA	3,266,707	47,776,993
Vibra Energia SA	1,118,491	4,051,758
Weg SA	1,612,264	13,610,696
TOTAL BRAZIL		272,568,514
Chile - 0.4%
Banco de Chile	43,711,683	4,866,435
Banco de Credito e Inversiones	64,181	1,927,851
Banco Santander Chile	63,382,506	3,383,896
Cencosud SA	1,209,146	2,598,609
Compania Cervecerias Unidas SA	124,736	1,034,232
Compania Sud Americana de Vapores SA	14,814,281	1,121,297
Empresas CMPC SA	1,080,126	2,132,069
Empresas COPEC SA	368,484	2,826,400
Enel Americas SA (a)	20,631,535	2,788,760
Enel Chile SA	26,604,215	1,835,779
Falabella SA	841,037	2,325,785
TOTAL CHILE		26,841,113
China - 29.9%
360 Security Technology, Inc. (A Shares) (a)	411,700	684,169
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	127,500	479,812
3Peak, Inc. (A Shares)	6,867	225,782
3SBio, Inc. (b)	1,751,500	1,682,126
AAC Technology Holdings, Inc.	688,500	1,569,648
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	35,552	710,861
AECC Aero-Engine Control Co. Ltd. (A Shares)	74,900	243,172
AECC Aviation Power Co. Ltd.	153,300	867,930
Agricultural Bank of China Ltd.:
(A Shares)	5,262,300	2,666,955
(H Shares)	27,569,000	10,004,010
Aier Eye Hospital Group Co. Ltd. (A Shares)	537,471	1,514,713
AIMA Technology Group Co. Ltd.	41,800	199,730
Air China Ltd.:
(A Shares) (a)	334,400	437,733
(H Shares) (a)	1,912,000	1,561,687
Airtac International Group	134,551	3,982,771
Akeso, Inc. (a)(b)	484,000	2,547,564
Alibaba Group Holding Ltd. (a)	15,875,140	202,874,541
Alibaba Health Information Technology Ltd. (a)	4,524,000	3,202,052
Aluminum Corp. of China Ltd.:
(A shares)	853,200	760,890
(H Shares)	3,632,000	1,792,971
Amlogic Shanghai Co. Ltd. (A Shares) (a)	23,893	294,498
Angel Yeast Co. Ltd. (A Shares)	48,200	250,083
Anhui Conch Cement Co. Ltd.:
(A Shares)	264,100	1,003,482
(H Shares)	1,141,500	3,432,301
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	22,700	864,773
(B Shares)	105,000	1,961,757
Anhui Honglu Steel Construction Group Co. Ltd.	38,310	176,940
Anhui Kouzi Distillery Co. Ltd. (A Shares)	34,500	294,101
Anhui Yingjia Distillery Co. Ltd. (A Shares)	37,800	369,385
Anjoy Foods Group Co. Ltd. (A Shares)	16,800	362,681
Anta Sports Products Ltd.	1,171,600	13,715,662
Apeloa Pharmaceutical Co. Ltd. A Shares	65,300	161,175
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	51,500	197,339
ASR Microelectronics Co. Ltd. (A Shares)	24,078	259,428
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	19,540	340,858
Autobio Diagnostics Co. Ltd.	33,900	265,731
Autohome, Inc. ADR Class A	72,190	2,307,914
Avary Holding Shenzhen Co. Ltd. (A Shares)	111,000	380,888
AVIC Capital Co. Ltd. (A Shares)	506,200	291,270
AviChina Industry & Technology Co. Ltd. (H Shares)	2,370,000	1,185,167
Avicopter PLC (A Shares)	33,800	192,452
Baidu, Inc. Class A (a)	2,164,052	42,308,920
Bank of Beijing Co. Ltd. (A Shares)	1,200,280	784,749
Bank of Changsha Co. Ltd. (A Shares)	228,000	262,385
Bank of Chengdu Co. Ltd. (A Shares)	212,400	420,470
Bank of China Ltd.:
(A Shares)	2,038,400	1,115,829
(H Shares)	76,199,000	28,236,689
Bank of Communications Co. Ltd.:
(A Shares)	2,233,700	1,820,033
(H Shares)	8,425,000	5,077,319
Bank of Hangzhou Co. Ltd. (A Shares)	335,720	576,234
Bank of Jiangsu Co. Ltd. (A Shares)	842,600	851,707
Bank of Nanjing Co. Ltd. (A Shares)	585,400	702,369
Bank of Ningbo Co. Ltd. (A Shares)	379,280	1,546,261
Bank of Shanghai Co. Ltd. (A Shares)	803,577	694,135
Bank of Suzhou Co. Ltd.	203,000	202,920
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,281,700	1,152,001
BBMG Corp.:
(A Shares)	423,300	142,823
(H Shares)	112,000	13,212
BeiGene Ltd. (a)	656,330	10,870,487
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,792,000	1,169,560
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	236,000	233,925
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	38,300	164,990
Beijing Easpring Material Technology Co. Ltd. (A Shares)	28,100	194,184
Beijing Enlight Media Co. Ltd. (A Shares)	167,700	196,747
Beijing Enterprises Holdings Ltd.	481,000	1,908,853
Beijing Enterprises Water Group Ltd.	3,822,000	931,131
Beijing Kingsoft Office Software, Inc. (A Shares)	26,567	1,510,080
Beijing New Building Materials PLC (A Shares)	97,800	387,897
Beijing Roborock Technology Co. Ltd. (A Shares)	7,579	292,823
Beijing Shiji Information Technology Co. Ltd. (A Shares)	130,896	255,092
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	96,600	338,103
Beijing Tongrentang Co. Ltd. (A Shares)	78,800	562,967
Beijing United Information Technology Co. Ltd. (A Shares)	41,170	220,640
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	48,407	469,310
Beijing Yanjing Brewery Co. Ltd. (A Shares)	162,500	257,305
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,889,000	1,446,608
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	23,600	299,014
Betta Pharmaceuticals Co. Ltd. (A Shares)	24,300	185,240
BGI Genomics Co. Ltd.	23,900	201,029
Bilibili, Inc. Class Z (a)	188,072	3,577,098
Bloomage Biotechnology Corp. Ltd. (A Shares)	27,688	377,634
BOC Aviation Ltd. Class A (b)	199,500	1,667,851
BOC International China Co. Ltd.	159,000	252,430
BOE Technology Group Co. Ltd. (A Shares)	2,148,900	1,272,589
Bosideng International Holdings Ltd.	3,654,000	1,667,958
BTG Hotels Group Co. Ltd.	62,000	182,455
By-Health Co. Ltd. (A Shares)	97,800	289,725
BYD Co. Ltd.:
(A Shares)	101,500	3,865,151
(H Shares)	951,000	33,872,740
BYD Electronic International Co. Ltd.	756,000	2,898,409
C&D International Investment Group Ltd.	622,674	1,692,635
Caitong Securities Co. Ltd.	257,190	300,297
Cambricon Technologies Corp. Ltd. (A Shares) (a)	23,890	548,552
Canmax Technologies Co. Ltd. (A Shares)	47,320	212,989
CECEP Solar Energy Co. Ltd. (A Shares)	215,700	199,308
CECEP Wind-Power Corp. (A Shares)	358,410	183,651
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	48,900	182,310
CGN Power Co. Ltd. (H Shares) (b)	10,152,000	2,486,289
Changchun High & New Technology Industry Group, Inc. (A Shares)	23,300	489,989
Changjiang Securities Co. Ltd. (A Shares)	317,700	296,671
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	16,300	326,762
Chaozhou Three-Circle Group Co. (A Shares)	110,300	502,023
Chengxin Lithium Group Co. Ltd. (A Shares)	51,800	199,577
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	96,900	200,778
China Baoan Group Co. Ltd. (A Shares)	142,900	230,471
China Cinda Asset Management Co. Ltd. (H Shares)	9,012,000	947,549
China CITIC Bank Corp. Ltd.:
(A Shares)	74,600	62,769
(H Shares)	8,434,000	4,066,194
China Coal Energy Co. Ltd. (H Shares)	1,935,000	1,396,870
China Communications Services Corp. Ltd. (H Shares)	2,276,000	1,079,793
China Conch Venture Holdings Ltd.	1,383,500	1,727,845
China Construction Bank Corp.:
(A Shares)	564,700	487,001
(H Shares)	92,236,000	53,760,548
China CSSC Holdings Ltd. (A Shares)	257,300	1,202,424
China Eastern Airlines Corp. Ltd. (A Shares) (a)	653,700	447,527
China Energy Engineering Corp. Ltd. (A Shares)	1,864,600	639,563
China Everbright Bank Co. Ltd.:
(A Shares)	2,504,100	1,093,800
(H Shares)	3,253,000	967,695
China Everbright International Ltd.	3,510,333	1,395,329
China Feihe Ltd. (b)	3,477,000	2,117,703
China Galaxy Securities Co. Ltd.:
(A Shares)	228,500	434,748
(H Shares)	3,422,000	1,992,060
China Gas Holdings Ltd.	2,598,800	2,895,738
China Great Wall Securities Co. Ltd. (A Shares)	232,200	288,998
China Greatwall Technology Group Co. Ltd. (A Shares)	185,600	318,307
China Hongqiao Group Ltd.	2,269,500	2,179,609
China Huishan Dairy Holdings Co. Ltd. (a)(c)	888,000	1
China International Capital Corp. Ltd.	112,700	629,705
China International Capital Corp. Ltd. (H Shares) (b)	1,460,800	3,214,213
China Jinmao Holdings Group Ltd.	5,710,022	929,840
China Jushi Co. Ltd. (A Shares)	227,804	473,289
China Liansu Group Holdings Ltd.	1,038,000	705,407
China Life Insurance Co. Ltd.:
(A Shares)	152,100	780,857
(H Shares)	7,160,000	12,485,863
China Literature Ltd. (a)(b)	389,000	1,755,735
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,199,000	3,072,294
China Medical System Holdings Ltd.	1,288,000	2,163,485
China Meheco Co. Ltd. (A Shares)	85,860	158,190
China Meidong Auto Holding Ltd.	646,000	705,730
China Mengniu Dairy Co. Ltd.	3,033,000	11,453,134
China Merchants Bank Co. Ltd.:
(A Shares)	1,166,200	5,805,857
(H Shares)	3,763,346	18,553,982
China Merchants Energy Shipping Co. Ltd. (A Shares)	450,300	402,842
China Merchants Holdings International Co. Ltd.	1,409,283	1,933,520
China Merchants Securities Co. Ltd. (A Shares)	424,100	888,242
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	441,800	881,398
China Minmetals Rare Earth Co. Ltd. (A Shares)	56,600	242,714
China Minsheng Banking Corp. Ltd.:
(A Shares)	2,617,500	1,473,141
(H Shares)	5,208,040	1,983,341
China National Building Materials Co. Ltd. (H Shares)	3,710,000	2,330,970
China National Chemical Engineering Co. Ltd. (A Shares)	350,000	424,833
China National Medicines Corp. Ltd. (A Shares)	43,500	202,677
China National Nuclear Power Co. Ltd. (A Shares)	1,080,900	1,106,202
China National Software & Service Co. Ltd. (A Shares)	49,710	362,240
China Northern Rare Earth Group High-Tech Co. Ltd.	206,500	713,505
China Oilfield Services Ltd. (H Shares)	1,714,000	2,021,926
China Overseas Land and Investment Ltd.	3,666,500	8,631,594
China Overseas Property Holdings Ltd.	1,255,000	1,465,982
China Pacific Insurance (Group) Co. Ltd.	374,900	1,569,344
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,554,200	6,844,911
China Petroleum & Chemical Corp.:
(A Shares)	2,335,200	2,026,970
(H Shares)	22,973,000	12,813,672
China Power International Development Ltd.	4,723,563	1,768,558
China Railway Group Ltd.:
(A Shares)	1,167,900	1,312,964
(H Shares)	4,063,000	2,662,161
China Railway Signal & Communications Corp. (A Shares)	417,352	350,578
China Resource Gas Group Ltd.	886,200	3,056,685
China Resources Beer Holdings Co. Ltd.	1,554,878	9,958,604
China Resources Cement Holdings Ltd.	2,328,000	1,008,942
China Resources Land Ltd.	3,074,744	14,232,553
China Resources Microelectronics Ltd. (A Shares)	76,167	611,550
China Resources Mixc Lifestyle Services Ltd. (b)	654,800	3,148,521
China Resources Pharmaceutical Group Ltd. (b)	1,504,500	1,167,117
China Resources Power Holdings Co. Ltd.	1,841,691	3,981,447
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	57,000	399,881
China Ruyi Holdings Ltd. (a)	5,732,000	1,734,542
China Shenhua Energy Co. Ltd.:
(A Shares)	358,700	1,425,198
(H Shares)	3,257,500	9,732,110
China Sinoma International Engineering Co. Ltd. (A Shares)	151,800	286,479
China Southern Airlines Ltd.:
(A Shares) (a)	410,700	401,914
(H Shares) (a)	2,096,000	1,308,841
China State Construction Engineering Corp. Ltd. (A Shares)	2,411,280	2,062,625
China State Construction International Holdings Ltd.	1,927,000	2,354,731
China Taiping Insurance Group Ltd.	1,373,177	1,524,794
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,641,800	1,238,912
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	110,800	1,950,960
(H Shares) (b)(d)	79,700	1,270,270
China Tower Corp. Ltd. (H Shares) (b)	42,460,000	4,791,035
China Traditional Chinese Medicine Holdings Co. Ltd.	2,894,000	1,332,170
China United Network Communications Ltd. (A Shares)	1,834,300	1,325,109
China Vanke Co. Ltd.:
(A Shares)	610,900	1,304,282
(H Shares)	2,029,900	2,857,878
China Yangtze Power Co. Ltd. (A Shares)	1,361,800	4,091,425
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	29,800	372,771
China Zheshang Bank Co. Ltd.	1,203,280	468,320
ChinaSoft International Ltd.	2,608,000	1,625,214
Chongqing Brewery Co. Ltd. (A Shares)	27,700	352,474
Chongqing Changan Automobile Co. Ltd. (A Shares)	475,276	1,066,623
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	65,960	174,347
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	459,300	252,709
(H Shares)	51,000	18,833
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	138,350	904,540
Chow Tai Fook Jewellery Group Ltd.	1,917,000	3,328,185
CITIC Pacific Ltd.	5,571,000	6,257,544
CITIC Securities Co. Ltd.:
(A Shares)	690,795	2,330,761
(H Shares)	1,777,925	3,811,679
Cmoc Group Ltd.:
(A Shares)	997,800	861,907
(H Shares)	3,612,000	2,408,340
CNGR Advanced Material Co. Ltd.	31,600	273,671
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	221,120	189,148
Contemporary Amperex Technology Co. Ltd.	252,980	8,420,507
COSCO Shipping Development Co. Ltd. (A Shares)	567,700	200,286
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	190,200	390,902
(H Shares)	1,252,000	1,383,816
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	646,510	915,983
(H Shares)	3,164,550	3,339,477
Cosco Shipping Ports Ltd.	1,476,977	931,763
Country Garden Holdings Co. Ltd. (d)	11,899,958	2,410,844
Country Garden Services Holdings Co. Ltd.	2,101,000	2,365,305
CRRC Corp. Ltd.:
(A Shares)	1,471,100	1,381,962
(H Shares)	4,095,000	2,252,568
CSC Financial Co. Ltd. (A Shares)	247,100	920,208
CSPC Pharmaceutical Group Ltd.	8,579,840	7,166,530
Daan Gene Co. Ltd.	77,696	110,189
Dajin Heavy Industry Co. Ltd.	36,600	155,207
Dali Foods Group Co. Ltd. (b)	1,964,500	914,377
Daqin Railway Co. Ltd. (A Shares)	855,500	857,560
Daqo New Energy Corp. ADR (a)	57,492	2,246,212
DaShenLin Pharmaceutical Group Co. Ltd.	63,067	245,370
Datang International Power Generation Co. Ltd. (A Shares) (a)	479,000	209,899
DHC Software Co. Ltd. (A Shares)	184,400	175,550
Do-Fluoride New Materials Co. Ltd. (A Shares)	59,380	162,940
Dong-E-E-Jiao Co. Ltd. (A Shares)	37,500	256,727
Dongfang Electric Corp. Ltd. (A Shares)	159,200	428,825
Dongfeng Motor Group Co. Ltd. (H Shares)	2,544,000	1,187,367
Dongxing Securities Co. Ltd. (A Shares)	179,000	228,048
Dongyue Group Co. Ltd.	1,504,000	1,477,213
East Buy Holding Ltd. (a)(b)(d)	389,000	1,885,420
East Money Information Co. Ltd. (A Shares)	911,517	2,052,023
Ecovacs Robotics Co. Ltd. Class A	33,000	365,168
ENN Energy Holdings Ltd.	758,800	9,121,479
ENN Natural Gas Co. Ltd. (A Shares)	146,900	378,417
Eve Energy Co. Ltd. (A shares)	117,555	974,797
Everbright Securities Co. Ltd. (A Shares)	222,000	570,012
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	227,381	197,368
Far East Horizon Ltd.	1,231,000	923,380
FAW Jiefang Group Co. Ltd. (A Shares) (a)	179,400	232,827
First Capital Securities Co. Ltd. (A Shares)	240,800	212,387
Flat Glass Group Co. Ltd. (d)	332,000	985,498
Flat Glass Group Co. Ltd. (A Shares)	161,000	790,033
Focus Media Information Technology Co. Ltd. (A Shares)	830,020	865,718
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	265,956	1,723,941
Fosun International Ltd.	2,353,500	1,711,055
Founder Securities Co. Ltd. (A Shares)	470,700	477,105
Foxconn Industrial Internet Co. Ltd. (A Shares)	571,596	1,786,938
Fujian Sunner Development Co. Ltd. A Shares	71,900	215,313
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	164,100	870,262
(H Shares) (b)	526,400	2,335,386
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	4,100	247,511
GalaxyCore, Inc. (A Shares)	95,854	215,520
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	119,100	997,613
(H Shares) (b)	353,440	2,261,429
GCL Technology Holdings Ltd.	19,463,000	4,217,578
GD Power Development Co. Ltd. (A Shares)	1,023,800	528,899
GDS Holdings Ltd. Class A (a)	906,392	1,492,387
Geely Automobile Holdings Ltd.	5,786,000	8,353,788
GEM Co. Ltd. (A Shares)	284,800	280,701
Gemdale Corp. (A Shares)	250,100	302,173
Genscript Biotech Corp. (a)	1,116,000	2,856,218
GF Securities Co. Ltd.:
(A Shares)	295,400	677,417
(H Shares)	1,043,400	1,664,324
Giant Network Group Co. Ltd. (A Shares)	115,600	229,976
Gigadevice Semiconductor Beijing, Inc. (A Shares)	38,384	616,805
Ginlong Technologies Co. Ltd. (A Shares)	22,550	298,434
GoerTek, Inc. (A Shares)	197,000	493,686
Goldwind Science & Technology Co. Ltd. (A Shares)	198,100	310,623
GoodWe Technologies Co. Ltd. (A Shares)	9,878	228,875
Gotion High-tech Co. Ltd. (A Shares) (a)	101,900	392,889
Great Wall Motor Co. Ltd.:
(A Shares)	138,300	572,345
(H Shares) (d)	2,234,000	3,024,919
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	162,000	879,084
Greenland Holdings Corp. Ltd. (A Shares)	649,200	294,479
Greentown China Holdings Ltd.	960,500	1,096,110
Greentown Service Group Co. Ltd.	1,386,000	725,087
GRG Banking Equipment Co. Ltd. (A Shares)	144,500	232,849
Guangdong Haid Group Co. Ltd. (A Shares)	94,200	664,153
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	173,200	173,132
Guangdong Investment Ltd.	2,818,000	2,435,384
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	18,700	169,203
Guanghui Energy Co. Ltd. (A Shares)	363,800	362,639
Guangzhou Automobile Group Co. Ltd.	343,100	562,002
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,678,000	1,675,703
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	133,800	269,368
Guangzhou Baiyunshan Pharma Health (A Shares)	81,400	363,079
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares) (a)	26,400	173,418
Guangzhou Haige Communications Group (A Shares)	132,600	185,085
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	26,500	267,122
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	40,500	350,125
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	109,900	566,517
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	240,617	250,966
Guolian Securities Co. Ltd.	136,500	194,541
Guosen Securities Co. Ltd. (A Shares)	367,000	497,876
Guotai Junan Securities Co. Ltd. (A Shares)	429,600	937,051
Guoyuan Securities Co. Ltd. (A Shares)	241,410	249,427
H World Group Ltd. ADR (a)	185,090	8,891,724
Haidilao International Holding Ltd. (b)	1,600,000	4,482,683
Haier Smart Home Co. Ltd.	2,337,200	7,685,861
Haier Smart Home Co. Ltd. (A Shares)	364,400	1,260,105
Hainan Airlines Co. Ltd. (A Shares) (a)	2,492,800	582,821
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	651,700	388,677
Haitian International Holdings Ltd.	536,000	1,334,691
Haitong Securities Co. Ltd.:
(A Shares)	436,300	632,204
(H Shares)	2,856,000	1,992,158
Hanergy Mobile Energy Holding (a)(c)	1,618,000	2
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	172,400	260,671
Hangzhou Chang Chuan Technology Co. Ltd.	35,000	206,145
Hangzhou First Applied Material Co. Ltd. (A Shares)	106,784	522,648
Hangzhou Lion Electronics Co. Ltd. (A Shares)	39,000	209,611
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	56,600	270,131
Hangzhou Robam Appliances Co. Ltd. (A Shares)	54,900	224,279
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	81,500	349,491
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	29,800	287,036
(H Shares) (b)	103,800	670,802
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,132,000	1,828,873
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	43,700	220,678
Hebei Hengshui Laobaigan Liquor Co. Ltd.	52,500	208,301
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	72,500	268,876
Heilongjiang Agriculture Co. Ltd. (A Shares)	103,800	213,622
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	129,700	285,446
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	199,823	706,100
Hengan International Group Co. Ltd.	612,500	2,517,102
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	93,100	227,054
Hengli Petrochemical Co. Ltd. (A Shares) (a)	403,540	879,079
Hengtong Optic-electric Co. Ltd. (A Shares)	140,600	302,546
Hengyi Petrochemical Co. Ltd. (A Shares)	203,120	207,590
Hesteel Co. Ltd. (A Shares)	573,100	193,365
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	30,900	817,621
Hongfa Technology Co. Ltd. (A Shares)	28,840	140,106
Hoshine Silicon Industry Co. Ltd. (A Shares)	44,900	452,470
Hoymiles Power Electronics, Inc. (A Shares)	4,621	211,286
Hoyuan Green Energy Co. Ltd. (A Shares)	32,475	230,646
Hua Hong Semiconductor Ltd. (a)(b)	564,000	1,909,192
Huadian Power International Corp. Ltd. (A Shares)	471,100	374,622
Huadong Medicine Co. Ltd. (A Shares)	100,180	609,119
Huafon Chemical Co. Ltd. (A Shares)	282,400	294,150
Huagong Tech Co. Ltd. (A Shares)	57,700	290,649
Huaibei Mining Holdings Co. Ltd. (A Shares)	137,600	237,912
Hualan Biological Engineer, Inc. (A Shares)	106,960	344,863
Huaneng Power International, Inc.:
(A Shares) (a)	532,100	640,654
(H Shares) (a)	4,050,000	2,243,393
Huatai Securities Co. Ltd.:
(A Shares)	310,000	736,070
(H Shares) (b)	1,410,400	2,003,774
HUAXI Securities Co. Ltd.	145,300	187,555
Huaxia Bank Co. Ltd. (A Shares)	749,200	608,355
Huaxin Cement Co. Ltd. (A Shares)	78,500	152,982
Huayu Automotive Systems Co. Ltd. (A Shares)	180,700	499,134
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	29,500	163,880
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	53,500	197,363
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	61,600	208,099
Huizhou Desay SV Automotive Co. Ltd.	31,800	692,514
Humanwell Healthcare Group Co. Ltd. (A Shares)	93,700	296,600
Hunan Changyuan Lico Co. Ltd. (A Shares)	106,925	167,360
Hunan Valin Steel Co. Ltd. (A Shares)	392,900	330,039
Hundsun Technologies, Inc. (A Shares)	109,352	629,523
Hygeia Healthcare Holdings Co. (b)	333,000	2,149,861
iFlytek Co. Ltd. (A Shares)	133,800	1,177,878
IMEIK Technology Development Co. Ltd. (A Shares)	12,400	826,534
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,941,700	2,632,288
(H Shares)	53,716,000	26,231,016
Industrial Bank Co. Ltd. (A Shares)	1,189,300	2,773,946
Industrial Securities Co. Ltd. (A Shares)	491,110	479,229
Ingenic Semiconductor Co. Ltd. (A Shares)	27,600	323,844
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	367,900	1,476,174
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,620,900	693,496
Inner Mongolia Dian Tou Energy Corp. Ltd.	124,300	239,279
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	487,300	304,955
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	995,204	1,462,950
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	206,700	217,037
Innovent Biologics, Inc. (a)(b)	1,105,000	4,902,358
Inspur Electronic Information Industry Co. Ltd. (A Shares)	84,296	539,448
iQIYI, Inc. ADR (a)	425,446	2,697,328
iRay Technology Co. Ltd. (A Shares)	5,836	205,128
iSoftStone Information Technology Group Co. Ltd. (A Shares)	54,800	183,209
JA Solar Technology Co. Ltd. (A Shares)	189,372	881,534
Jafron Biomedical Co. Ltd. (A Shares)	47,390	157,109
Jason Furniture Hangzhou Co. Ltd. (A Shares)	47,310	300,042
JCET Group Co. Ltd. (A Shares)	102,200	472,025
JD Health International, Inc. (a)(b)	1,066,800	7,701,194
JD Logistics, Inc. (a)(b)	1,898,900	3,204,237
JD.com, Inc. Class A	2,248,057	46,542,846
Jiangsu Eastern Shenghong Co. Ltd.	355,600	625,292
Jiangsu Expressway Co. Ltd. (H Shares)	1,166,000	1,065,994
Jiangsu Hengli Hydraulic Co. Ltd.	76,776	770,899
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	366,675	2,288,510
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	72,300	618,965
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	20,700	297,656
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	86,400	1,773,772
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	22,360	222,291
Jiangsu Yoke Technology Co. Ltd. (A Shares)	27,400	261,004
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	57,900	273,985
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	195,500	430,807
Jiangxi Copper Co. Ltd.:
(A Shares)	129,900	363,541
(H Shares)	1,048,000	1,752,288
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	94,500	155,057
Jinduicheng Molybdenum Co. Ltd. (A Shares)	186,300	300,206
Jinko Solar Co. Ltd. (A Shares)	382,003	664,767
JiuGui Liquor Co. Ltd. (A Shares)	18,600	274,073
Jiumaojiu International Holdings Ltd. (b)	904,000	1,766,526
Jizhong Energy Resources Co. Ltd. (A Shares)	195,700	180,006
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	110,600	194,635
Joinn Laboratories China Co. Ltd. (A Shares)	35,106	137,764
Jointown Pharmaceutical Group (A Shares)	159,862	221,794
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	45,400	222,716
JOYY, Inc. ADR	43,313	1,505,560
Juewei Food Co. Ltd.	36,500	195,970
Juneyao Airlines Co. Ltd. (A shares) (a)	127,400	324,796
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	10,350	0
Kanzhun Ltd. ADR (a)	174,394	3,257,680
KE Holdings, Inc. ADR (a)	632,164	11,012,297
Keda Industrial Group Co. Ltd.	107,900	171,757
Kingboard Chemical Holdings Ltd.	637,500	1,765,634
Kingdee International Software Group Co. Ltd. (a)	2,669,000	4,640,608
Kingsoft Corp. Ltd.	915,600	3,915,329
Kuaishou Technology Class B (a)(b)	2,224,400	19,166,765
Kuang-Chi Technologies Co. Ltd. (A Shares)	123,200	258,722
Kunlun Energy Co. Ltd.	3,728,000	3,035,402
Kunlun Tech Co. Ltd. (A Shares)	68,900	357,387
Kweichow Moutai Co. Ltd. (A Shares)	72,300	19,035,383
Lb Group Co. Ltd. (A Shares)	136,673	363,553
Lenovo Group Ltd.	6,978,000	7,998,990
Lens Technology Co. Ltd. (A Shares)	287,100	496,802
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	108,700	316,689
Li Auto, Inc. Class A (a)	1,078,148	23,144,644
Li Ning Co. Ltd.	2,276,000	13,716,293
Liaoning Port Co. Ltd. (A Shares)	1,089,600	251,700
Lingyi iTech Guangdong Co. (A Shares)	405,900	349,483
Livzon Pharmaceutical Group, Inc. (A Shares)	36,000	185,373
Longfor Properties Co. Ltd. (b)	1,822,500	4,849,001
LONGi Green Energy Technology Co. Ltd.	436,048	1,822,259
Lufax Holding Ltd. ADR	657,248	1,169,901
Luxi Chemical Group Co. Ltd.	106,400	157,452
Luxshare Precision Industry Co. Ltd. (A Shares)	409,828	1,854,405
Luzhou Laojiao Co. Ltd. (A Shares)	84,600	2,855,730
Mango Excellent Media Co. Ltd. (A Shares)	107,307	516,194
Maxscend Microelectronics Co. Ltd. (A Shares)	30,676	517,036
Meihua Holdings Group Co. Ltd. (A Shares)	163,100	211,901
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	224,260	226,998
Meituan Class B (a)(b)	4,852,220	92,629,459
Metallurgical Corp. China Ltd. (A Shares)	1,031,000	604,789
Microport Scientific Corp. (a)	787,700	1,573,602
Ming Yang Smart Energy Group Ltd. (A Shares)	129,600	327,139
MINISO Group Holding Ltd. ADR	90,810	1,907,918
Minth Group Ltd.	724,000	2,306,915
Montage Technology Co. Ltd. (A Shares)	65,174	528,487
Muyuan Foodstuff Co. Ltd. (A Shares)	314,840	1,959,265
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	89,635	170,290
Nanjing Securities Co. Ltd. (A Shares)	212,900	260,208
NARI Technology Co. Ltd. (A Shares)	461,794	1,572,329
National Silicon Industry Group Co. Ltd. (A Shares) (a)	157,668	465,534
NAURA Technology Group Co. Ltd.	30,400	1,207,990
NavInfo Co. Ltd. (A Shares) (a)	137,300	215,480
NetEase, Inc.	1,890,450	41,174,632
New China Life Insurance Co. Ltd.	98,500	626,347
New China Life Insurance Co. Ltd. (H Shares)	838,400	2,418,803
New Hope Liuhe Co. Ltd. (A Shares) (a)	259,500	454,492
New Oriental Education & Technology Group, Inc. (a)	1,467,110	8,357,428
Ninestar Corp. (A Shares)	81,200	380,831
Ningbo Deye Technology Co. Ltd. (A Shares)	24,720	433,365
Ningbo Joyson Electronic Corp. (A shares)	75,700	201,576
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	39,100	254,160
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	25,648	180,220
Ningbo Shanshan Co. Ltd. (A Shares)	128,400	278,091
Ningbo Tuopu Group Co. Ltd. (A Shares)	63,300	650,653
Ningxia Baofeng Energy Group Co. Ltd.	420,000	832,615
NIO, Inc. sponsored ADR (a)(d)	1,313,996	20,104,139
Nongfu Spring Co. Ltd. (H Shares) (b)	1,689,000	9,810,576
North Industries Group Red Arrow Co. Ltd. (A Shares)	80,600	199,164
Offcn Education Technology Co. A Shares (a)	355,600	228,013
Offshore Oil Enginering Co. Ltd. (A Shares)	245,000	214,720
Oppein Home Group, Inc. (A Shares)	29,160	438,943
Orient Securities Co. Ltd. (A Shares)	428,108	647,304
Ovctek China, Inc. (A Shares)	49,620	236,402
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	490,600	282,294
PDD Holdings, Inc. ADR (a)	485,287	43,588,478
People's Insurance Co. of China Group Ltd.:
(A Shares)	525,300	464,054
(H Shares)	8,411,000	3,224,671
Perfect World Co. Ltd. (A Shares)	111,700	234,728
PetroChina Co. Ltd.:
(A Shares)	1,405,600	1,558,542
(H Shares)	19,998,000	14,590,342
Pharmaron Beijing Co. Ltd.:
(A Shares)	85,725	339,645
(H Shares) (b)	288,675	749,550
PICC Property & Casualty Co. Ltd. (H Shares)	6,613,840	7,717,235
Ping An Bank Co. Ltd. (A Shares)	1,113,200	1,920,063
Ping An Healthcare and Technology Co. Ltd. (a)(b)(d)	533,900	1,399,974
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	619,694	4,563,463
(H Shares)	6,078,500	44,292,464
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	128,200	143,585
Poly Developments & Holdings (A Shares)	682,600	1,359,887
Pop Mart International Group Ltd. (b)(d)	458,200	1,289,604
Porton Pharma Solutions Ltd. (A Shares)	30,200	127,687
Postal Savings Bank of China Co. Ltd.	1,541,800	1,120,281
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	7,766,000	4,759,835
Power Construction Corp. of China Ltd. (A Shares)	992,600	833,791
Pylon Technologies Co. Ltd. (Series A)	10,091	250,354
Qi An Xin Technology Group, Inc. (A Shares) (a)	39,395	279,628
Qifu Technology, Inc. ADR	106,616	2,128,055
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	308,600	864,087
Raytron Technology Co. Ltd. (A Shares)	25,876	167,911
Risen Energy Co. Ltd. (A Shares)	65,200	210,493
Riyue Heavy Industry Co. Ltd. (A Shares)	59,500	151,274
Rockchip Electronics Co. Ltd.	20,200	211,168
Rongsheng Petrochemical Co. Ltd. (A Shares)	581,900	1,035,441
SAIC Motor Corp. Ltd. (A Shares)	448,800	973,275
Sailun Group Co. Ltd. A Shares	174,300	274,281
Sanan Optoelectronics Co. Ltd. (A Shares)	287,800	683,761
Sangfor Technologies, Inc. (a)	24,200	382,745
Sany Heavy Equipment International Holdings Co. Ltd.	1,062,000	1,677,652
Sany Heavy Industry Co. Ltd. (A Shares)	485,800	1,207,223
Satellite Chemical Co. Ltd. (A Shares)	191,456	431,813
SDIC Capital Co. Ltd.	368,300	406,312
SDIC Power Holdings Co. Ltd. (A Shares)	428,700	763,435
Seazen Holdings Co. Ltd. (A Shares) (a)	128,500	295,758
Seres Group Co. Ltd. (A Shares) (a)	86,000	544,092
SF Holding Co. Ltd. (A Shares)	281,700	1,962,056
SG Micro Corp. (A Shares)	26,575	313,976
Shaanxi Coal Industry Co. Ltd. (A Shares)	542,900	1,234,347
Shan Xi Hua Yang Group New Energy Co. Ltd.	199,800	227,414
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	64,343	183,585
Shandong Gold Mining Co. Ltd.:
(A Shares)	382,784	1,307,065
(H Shares) (b)	377,250	751,704
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	121,320	574,431
Shandong Linglong Tyre Co. Ltd. (A Shares)	84,600	285,206
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	665,300	301,782
Shandong Sun Paper Industry JSC Ltd. (A Shares)	158,900	267,399
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,384,400	3,069,584
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	104,440	376,655
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares) (a)	60,240	311,877
Shanghai Baosight Software Co. Ltd.	566,784	1,462,303
Shanghai Baosight Software Co. Ltd. (A Shares)	105,788	711,197
Shanghai Construction Group Co. Ltd. (A Shares)	492,900	204,949
Shanghai Electric Group Co. Ltd. (A Shares) (a)	731,600	488,566
Shanghai Electric Power Co. Ltd. (A Shares)	162,300	234,038
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	114,200	506,824
(H Shares)	485,500	1,276,174
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,397	261,674
Shanghai Fudan Microelectronics Group Co. Ltd.:
(A Shares)	13,015	101,182
(H Shares) (d)	329,000	875,348
Shanghai International Airport Co. Ltd. (A Shares) (a)	71,100	471,823
Shanghai International Port Group Co. Ltd. (A Shares)	388,400	294,720
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	51,900	361,559
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	44,123	251,415
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	132,760	240,882
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,038,303	696,701
Shanghai M&G Stationery, Inc. (A Shares)	53,000	332,048
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	161,600	454,972
(H Shares)	703,200	1,273,152
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,673,200	1,780,299
Shanghai Putailai New Energy Technology Co. Ltd.	115,064	634,537
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	389,200	388,503
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	543,500	448,935
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	215,900	229,719
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	109,800	224,433
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	165,700	379,058
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	247,500	269,233
Shanxi Securities Co. Ltd. (A Shares)	198,830	181,215
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	327,300	197,036
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	70,140	2,344,743
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	314,560	399,872
Shede Spirits Co. Ltd. (A Shares)	19,300	416,652
Shenergy Co. Ltd. (A Shares)	283,100	268,721
Shenghe Resources Holding Co. Ltd. (A Shares)	97,200	171,734
Shengyi Technology Co. Ltd.	134,200	299,295
Shennan Circuits Co. Ltd. (A Shares)	29,540	316,500
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,297,300	915,382
Shenzhen Capchem Technology Co. Ltd. (A Shares)	42,380	289,246
Shenzhen Dynanonic Co. Ltd. (A Shares)	15,940	246,192
Shenzhen Energy Group Co. Ltd. (A Shares)	264,360	254,263
Shenzhen Inovance Technology Co. Ltd. (A Shares)	75,950	755,055
Shenzhen International Holdings Ltd.	1,363,336	1,276,123
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	90,400	246,288
Shenzhen Kangtai Biological Products Co. Ltd. (a)	65,300	267,771
Shenzhen Kedali Industry Co. Ltd.	13,400	238,517
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	33,300	156,411
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	69,900	2,896,679
Shenzhen New Industries Biomedical Engineering Co. Ltd.	45,400	359,752
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	454,700	312,563
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	64,900	291,754
Shenzhen SC New Energy Technology Corp. (A Shares)	19,900	261,050
Shenzhen Sed Industry Co. Ltd. (A Shares)	55,000	230,771
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	71,038	168,873
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	46,100	175,808
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	46,289	795,353
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	51,600	185,947
Shenzhou International Group Holdings Ltd.	792,800	8,340,822
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	95,960	335,191
Shuangliang Eco-Energy Systems Ltd. (A Shares)	106,300	174,270
Sichuan Chuantou Energy Co. Ltd. (A Shares)	257,000	520,275
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	489,800	178,974
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	85,700	331,387
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	81,700	166,767
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	416,800	576,522
Sichuan Swellfun Co. Ltd. (A Shares)	27,100	285,842
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	63,800	159,170
Sieyuan Electric Co. Ltd. (A Shares)	44,100	302,528
Silergy Corp.	312,000	3,270,025
Sinolink Securities Co. Ltd. (A Shares)	210,900	287,881
Sinoma Science & Technology Co. Ltd. (A Shares)	95,200	308,279
Sinomine Resource Group Co. Ltd. (A Shares)	40,780	258,115
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	435,900	197,726
Sinopharm Group Co. Ltd. (H Shares)	1,287,200	4,035,446
SKSHU Paint Co. Ltd. (A Shares)	30,632	350,886
Smoore International Holdings Ltd. (b)(d)	1,743,000	1,942,155
Songcheng Performance Development Co. Ltd. (A Shares)	144,980	272,188
Soochow Securities Co. Ltd. (A Shares)	277,245	352,049
Southwest Securities Co. Ltd. (A Shares)	381,100	252,900
Spring Airlines Co. Ltd. (A Shares) (a)	56,000	479,420
StarPower Semiconductor Ltd. (A Shares)	9,800	300,429
Sungrow Power Supply Co. Ltd. (A Shares)	85,300	1,331,544
Sunny Optical Technology Group Co. Ltd.	683,700	6,623,182
Sunresin New Materials Co. Ltd. (A Shares)	29,000	234,792
Sunwoda Electronic Co. Ltd. (A Shares)	106,300	244,662
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	98,400	309,411
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	15,944	410,721
TAL Education Group ADR (a)	432,599	3,538,660
Tangshan Jidong Cement Co. Ltd. A Shares	148,500	169,856
TBEA Co. Ltd. (A Shares)	289,770	664,506
TCL Technology Group Corp. (A Shares)	1,080,490	648,947
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	231,675	943,527
Tencent Holdings Ltd.	5,969,300	274,355,908
Tencent Music Entertainment Group ADR (a)	682,465	4,770,430
Thunder Software Technology Co. Ltd. (A Shares)	26,300	332,671
Tianhe Chemicals Group Ltd. (a)(c)	376,000	0
Tianjin 712 Communication & Broadcasting Co. Ltd.	44,600	175,520
Tianma Microelectronics Co. Ltd. (A Shares) (a)	136,100	178,537
Tianqi Lithium Corp. (A Shares)	84,700	789,156
Tianshan Aluminum Group Co. Ltd.	269,400	264,768
Tianshui Huatian Technology Co. Ltd. (A Shares)	184,700	247,980
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	50,700	129,185
Tingyi (Cayman Islands) Holding Corp.	1,892,000	2,920,884
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	103,800	207,228
Toly Bread Co. Ltd.	88,702	131,014
Tongcheng Travel Holdings Ltd. (a)	1,179,600	2,840,514
TongFu Microelectronics Co. Ltd. (A Shares)	87,800	266,984
Tongkun Group Co. Ltd. (A Shares)	133,600	279,253
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	600,300	273,139
Tongwei Co. Ltd. (A Shares)	258,600	1,259,909
Topchoice Medical Corp. (a)	18,500	298,629
Topsports International Holdings Ltd. (b)	1,782,000	1,633,730
TravelSky Technology Ltd. (H Shares)	890,000	1,700,368
Trina Solar Co. Ltd. (A Shares)	124,791	657,429
Trip.com Group Ltd. (a)	526,912	21,520,576
Tsingtao Brewery Co. Ltd.:
(A Shares)	55,300	763,832
(H Shares)	574,000	5,144,649
Uni-President China Holdings Ltd.	1,240,000	1,070,048
Unigroup Guoxin Microelectronics Co. Ltd.	48,919	638,848
Unisplendour Corp. Ltd. (A Shares)	164,403	627,893
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	105,100	212,619
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	28,834	278,135
Vipshop Holdings Ltd. ADR (a)	341,020	6,421,407
Walvax Biotechnology Co. Ltd. (A Shares)	93,300	354,767
Wanda Film Holding Co. Ltd. (A Shares) (a)	120,700	244,347
Wanhua Chemical Group Co. Ltd. (A Shares)	180,500	2,470,415
Want Want China Holdings Ltd.	4,553,000	3,170,036
Weibo Corp. sponsored ADR	67,724	1,066,653
Weichai Power Co. Ltd.:
(A Shares)	389,900	720,541
(H Shares)	1,865,200	2,750,362
Weihai Guangwei Composites Co. Ltd. (A Shares)	47,360	201,234
Wens Foodstuffs Group Co. Ltd. (A Shares)	376,880	1,003,036
Western Mining Co. Ltd. (A Shares)	136,700	235,208
Western Securities Co. Ltd. (A Shares)	247,500	249,135
Western Superconducting Technologies Co. Ltd. (A Shares)	37,291	276,232
Will Semiconductor Ltd.	68,135	978,699
Wingtech Technology Co. Ltd. (A Shares)	71,500	465,269
Wintime Energy Group Co. Ltd. (A Shares) (a)	1,262,200	268,598
Wuchan Zhongda Group Co. Ltd.	287,700	206,628
Wuhan Guide Infrared Co. Ltd. (A Shares)	245,969	283,063
Wuliangye Yibin Co. Ltd. (A Shares)	223,300	5,658,467
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	108,890	334,317
WuXi AppTec Co. Ltd.	147,244	1,477,429
WuXi AppTec Co. Ltd. (H Shares) (b)	347,922	3,281,189
Wuxi Autowell Technology Co. Ltd. (A Shares)	8,790	211,628
Wuxi Biologics (Cayman), Inc. (a)(b)	3,651,500	20,647,931
XCMG Construction Machinery Co. Ltd. (A Shares)	676,600	669,704
Xiamen C&D, Inc. (A Shares)	172,800	270,953
Xiamen Faratronic Co. Ltd. (A Shares)	12,900	243,451
Xiamen Tungsten Co. Ltd. (A Shares)	80,600	215,075
Xiaomi Corp. Class B (a)(b)	14,674,600	23,106,347
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	101,978	588,499
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	150,300	155,712
Xinyi Solar Holdings Ltd.	4,691,498	5,053,095
XPeng, Inc. Class A (a)	991,252	10,573,620
XTEP International Holdings Ltd.	1,389,500	1,539,356
Yadea Group Holdings Ltd. (b)	1,174,000	2,658,431
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	28,400	170,691
Yankuang Energy Group Co. Ltd.:
(A Shares)	237,150	588,990
(H Shares)	2,070,000	3,105,438
Yantai Jereh Oilfield Services (A Shares)	56,900	223,129
Yealink Network Technology Corp. Ltd.	72,330	381,052
Yifeng Pharmacy Chain Co. Ltd.	56,025	297,977
Yihai International Holding Ltd.	500,000	1,141,187
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	81,600	480,954
Yintai Gold Co. Ltd. (A Shares)	159,880	292,551
Yonghui Superstores Co. Ltd. (A Shares) (a)	502,900	246,423
YongXing Special Materials Technology Co. Ltd. (A Shares)	30,910	234,374
Yonyou Network Technology Co. Ltd. (A Shares)	198,338	523,974
Youngor Group Co. Ltd. (A Shares)	256,489	256,388
Youngy Co. Ltd. (A Shares)	14,400	123,804
YTO Express Group Co. Ltd. (A Shares)	196,400	432,241
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	76,000	173,859
Yuexiu Property Co. Ltd.	2,061,620	2,706,919
Yum China Holdings, Inc.	401,134	24,477,197
Yunda Holding Co. Ltd. (A Shares)	166,790	242,615
Yunnan Aluminium Co. Ltd. (A Shares)	200,600	416,770
Yunnan Baiyao Group Co. Ltd. (A Shares)	103,300	778,496
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	24,100	350,663
Yunnan Energy New Material Co. Ltd. (a)	56,100	757,917
Yunnan Tin Co. Ltd. (A Shares)	91,200	212,461
Yunnan Yuntianhua Co. Ltd. (Series A)	101,600	262,577
Zai Lab Ltd. (a)	892,500	2,729,262
Zangge Mining Co. Ltd. (Series A)	89,800	302,485
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	34,700	1,408,686
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,253,000	1,805,860
Zhefu Holding Group Co. Ltd. (A Shares)	297,100	178,856
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	428,097	317,051
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	314,100	374,222
Zhejiang Chint Electric Co. Ltd. (A Shares)	123,000	487,502
Zhejiang Dahua Technology Co. Ltd. (A Shares)	191,500	588,484
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	28,060	231,974
Zhejiang Expressway Co. Ltd. (H Shares)	1,158,000	928,015
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	82,220	212,146
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	91,350	643,676
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	75,200	650,425
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	49,800	187,757
Zhejiang Juhua Co. Ltd. (A Shares)	153,900	321,469
Zhejiang Longsheng Group Co. Ltd. (A Shares)	186,900	253,027
Zhejiang NHU Co. Ltd. (A Shares)	174,528	403,163
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	102,800	400,820
Zhejiang Supcon Technology Co. Ltd. (A Shares)	41,979	318,480
Zhejiang Supor Cookware Co. Ltd.	30,600	214,245
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	93,990	239,094
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	92,900	282,102
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	29,000	153,753
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	641,900	433,158
Zheshang Securities Co. Ltd.	219,400	333,578
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	679,400	2,212,717
Zhongji Innolight Co. Ltd. (A Shares)	46,100	826,119
Zhongjin Gold Co. Ltd. (A Shares)	281,200	418,879
Zhongsheng Group Holdings Ltd. Class H	690,500	2,412,664
Zhongtai Securities Co. Ltd. (A Shares)	398,400	430,594
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	42,234	266,076
(H Shares)	498,200	1,980,305
Zhuzhou Kibing Group Co. Ltd. (A Shares)	156,300	200,441
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	164,000	151,537
Zijin Mining Group Co. Ltd.:
(A Shares)	1,189,200	2,166,026
(H Shares)	5,226,000	8,952,463
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	149,400	144,112
(H Shares)	490,000	267,025
ZTE Corp.:
(A Shares)	183,800	1,007,416
(H Shares)	789,680	2,875,651
ZTO Express, Inc. sponsored ADR	405,159	11,263,420
TOTAL CHINA		2,084,835,933
Colombia - 0.1%
Bancolombia SA	243,816	2,075,638
Bancolombia SA sponsored ADR	6,034	184,399
Interconexion Electrica SA ESP	425,443	1,863,009
TOTAL COLOMBIA		4,123,046
Czech Republic - 0.2%
CEZ A/S	154,785	6,849,761
Komercni Banka A/S	73,385	2,406,520
MONETA Money Bank A/S (b)	320,885	1,262,737
TOTAL CZECH REPUBLIC		10,519,018
Egypt - 0.1%
Commercial International Bank SAE	2,432,784	3,975,909
Eastern Co. SAE	994,714	601,657
EFG-Hermes Holding SAE	916,653	488,882
TOTAL EGYPT		5,066,448
Greece - 0.4%
Alpha Bank SA (a)	2,142,653	3,852,988
Eurobank Ergasias Services and Holdings SA (a)	2,493,130	4,351,649
Ff Group (a)(c)	1,035	0
Hellenic Telecommunications Organization SA	187,379	2,956,433
Jumbo SA	111,000	3,312,288
Motor Oil (HELLAS) Corinth Refineries SA	62,979	1,592,644
Mytilineos SA	102,836	4,280,761
National Bank of Greece SA (a)	526,718	3,625,332
OPAP SA	174,856	3,077,989
Public Power Corp. of Greece (a)	201,449	2,383,267
Terna Energy SA	50,186	965,090
TOTAL GREECE		30,398,441
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd.	898,000	917,701
Nine Dragons Paper (Holdings) Ltd.	1,557,000	1,020,178
Orient Overseas International Ltd.	126,500	2,107,009
Sino Biopharmaceutical Ltd.	9,903,000	4,469,676
Vinda International Holdings Ltd.	346,000	697,421
TOTAL HONG KONG		9,211,985
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	428,550	3,384,343
OTP Bank PLC	228,602	8,318,734
Richter Gedeon PLC	134,932	3,403,737
TOTAL HUNGARY		15,106,814
India - 13.9%
ABB India Ltd.	50,927	2,819,315
ACC Ltd.	63,269	1,552,414
Adani Enterprises Ltd.	164,110	4,973,188
Adani Green Energy Ltd. (a)	303,880	4,039,786
Adani Ports & Special Economic Zone Ltd.	506,938	4,794,768
Adani Power Ltd. (a)	739,623	2,457,915
Ambuja Cements Ltd.	572,391	3,222,483
Apollo Hospitals Enterprise Ltd.	96,690	6,082,452
Asian Paints Ltd.	368,278	15,124,072
AU Small Finance Bank Ltd. (b)	159,947	1,419,471
Aurobindo Pharma Ltd.	253,079	2,530,328
Avenue Supermarts Ltd. (a)(b)	155,382	7,090,437
Axis Bank Ltd.	2,185,502	25,349,591
Bajaj Auto Ltd.	65,346	3,918,376
Bajaj Finance Ltd.	261,471	23,210,320
Bajaj Finserv Ltd.	366,496	7,122,696
Bajaj Holdings & Investment Ltd.	25,653	2,353,033
Balkrishna Industries Ltd.	74,187	2,293,401
Bandhan Bank Ltd. (a)(b)	695,946	1,890,495
Bank of Baroda	992,553	2,440,348
Berger Paints India Ltd.	234,635	1,946,923
Bharat Electronics Ltd.	3,508,593	5,576,035
Bharat Forge Ltd.	245,953	2,785,663
Bharat Petroleum Corp. Ltd.	721,628	3,312,434
Bharti Airtel Ltd.	2,141,153	23,168,921
Britannia Industries Ltd.	104,100	6,068,217
Cg Power & Industrial Soluti	587,018	2,869,779
Cholamandalam Investment and Finance Co. Ltd.	394,385	5,429,028
Cipla Ltd./India	503,678	7,196,275
Coal India Ltd.	1,463,246	4,078,905
Colgate-Palmolive Ltd.	117,716	2,890,512
Container Corp. of India Ltd.	263,896	2,229,190
Dabur India Ltd.	594,579	4,161,475
Divi's Laboratories Ltd.	114,609	5,134,411
DLF Ltd.	593,440	3,743,276
Dr. Reddy's Laboratories Ltd.	103,897	7,125,801
Eicher Motors Ltd.	131,413	5,377,802
GAIL India Ltd.	2,204,570	3,192,659
Godrej Consumer Products Ltd. (a)	392,630	4,945,830
Godrej Properties Ltd. (a)	119,782	2,535,026
Grasim Industries Ltd.	253,230	5,694,750
Havells India Ltd.	240,984	3,909,104
HCL Technologies Ltd.	909,705	12,352,475
HDFC Bank Ltd.	2,618,756	52,579,976
HDFC Standard Life Insurance Co. Ltd. (b)	928,087	7,299,770
Hero Motocorp Ltd.	105,655	4,115,843
Hindalco Industries Ltd.	1,181,465	6,645,741
Hindustan Aeronautics Ltd.	80,246	3,865,449
Hindustan Petroleum Corp. Ltd. (a)	537,543	1,845,843
Hindustan Unilever Ltd.	789,133	24,572,128
ICICI Bank Ltd.	4,959,177	60,446,284
ICICI Lombard General Insurance Co. Ltd. (b)	230,771	3,887,807
ICICI Prudential Life Insurance Co. Ltd. (b)	344,424	2,426,966
Indian Oil Corp. Ltd.	2,673,235	3,047,371
Indian Railway Catering & Tourism Corp. Ltd.	230,461	1,795,292
Indraprastha Gas Ltd.	302,170	1,701,543
Info Edge India Ltd.	68,105	3,798,692
Infosys Ltd.	3,184,605	52,714,404
InterGlobe Aviation Ltd. (a)(b)	129,530	4,083,881
ITC Ltd.	2,862,421	16,209,016
Jindal Steel & Power Ltd.	342,709	2,786,803
Jio Financial Services Ltd. (c)	2,919,685	9,296,200
JSW Steel Ltd. (a)	580,033	5,760,481
Jubilant Foodworks Ltd.	378,487	2,202,165
Kotak Mahindra Bank Ltd.	1,048,650	23,673,044
Larsen & Toubro Ltd.	660,951	21,549,623
Ltimindtree Ltd. (b)	85,113	5,062,537
Lupin Ltd.	196,473	2,354,260
Mahindra & Mahindra Ltd.	895,344	16,060,451
Marico Ltd.	497,204	3,388,956
Maruti Suzuki India Ltd.	130,556	15,590,441
Max Healthcare Institute Ltd. (a)	745,120	5,389,979
Mphasis BFL Ltd.	72,516	2,023,597
MRF Ltd.	1,837	2,299,740
Muthoot Finance Ltd.	115,295	1,893,171
Nestle India Ltd.	32,403	8,886,121
NTPC Ltd.	4,186,116	11,114,281
Oil & Natural Gas Corp. Ltd.	2,992,894	6,443,238
Page Industries Ltd.	5,890	2,707,584
Petronet LNG Ltd.	706,636	2,006,747
PI Industries Ltd.	72,805	3,200,888
Pidilite Industries Ltd.	146,827	4,668,595
Power Grid Corp. of India Ltd.	3,347,004	10,827,704
Reliance Industries Ltd.	2,919,685	90,503,490
Samvardhana Motherson International Ltd.	2,278,859	2,723,879
SBI Cards & Payment Services Ltd.	273,147	2,840,908
SBI Life Insurance Co. Ltd. (b)	432,560	6,743,760
Shree Cement Ltd.	8,664	2,539,825
Shriram Transport Finance Co. Ltd.	266,241	6,128,820
Siemens Ltd.	85,558	4,143,695
Sona Blw Precision Forgings Ltd. (b)	393,072	2,724,834
SRF Ltd.	142,371	3,757,580
State Bank of India	1,713,673	12,923,395
Sun Pharmaceutical Industries Ltd.	921,606	12,813,282
Tata Consultancy Services Ltd.	878,102	36,531,883
Tata Consumer Products Ltd.	535,083	5,590,915
Tata Elxsi Ltd.	32,894	2,863,586
Tata Motors Ltd.	1,594,305	12,490,403
Tata Power Co. Ltd./The	1,379,313	3,969,886
Tata Steel Ltd.	7,042,061	10,545,110
Tech Mahindra Ltd.	514,158	6,974,018
The Indian Hotels Co. Ltd.	817,991	3,929,818
Titan Co. Ltd.	341,104	12,459,794
Torrent Pharmaceuticals Ltd.	97,659	2,378,360
Trent Ltd.	174,051	3,718,689
Tube Investments of India Ltd.	101,932	3,816,501
Tvs Motor Co. Ltd.	228,607	3,826,888
Ultratech Cement Ltd.	110,899	11,216,859
United Spirits Ltd. (a)	279,345	3,450,543
UPL Ltd.	469,220	3,564,223
Varun Beverages Ltd.	436,619	4,270,627
Vedanta Ltd.	715,286	2,400,522
Wipro Ltd.	1,317,861	6,500,550
Yes Bank Ltd. (a)	12,409,341	2,557,616
Zomato Ltd. (a)	4,103,281	4,196,084
TOTAL INDIA		965,728,335
Indonesia - 1.9%
Indofood Sukses Makmur Tbk PT	4,216,400	2,048,086
PT Adaro Energy Indonesia Tbk	13,676,600	2,185,717
PT Aneka Tambang Tbk	8,080,600	1,063,660
PT Astra International Tbk	19,424,400	8,823,418
PT Bank Central Asia Tbk	53,243,500	32,217,967
PT Bank Mandiri (Persero) Tbk	35,834,200	13,604,164
PT Bank Negara Indonesia (Persero) Tbk	7,166,800	4,217,861
PT Bank Rakyat Indonesia (Persero) Tbk	65,454,285	24,523,655
PT Barito Pacific Tbk	27,128,288	1,394,193
PT Charoen Pokphand Indonesia Tbk (a)	7,081,400	2,430,122
PT GoTo Gojek Tokopedia Tbk (a)	795,444,012	5,960,555
PT Indah Kiat Pulp & Paper Tbk	2,616,000	1,587,294
PT Indofood CBP Sukses Makmur Tbk	2,244,400	1,666,928
PT Kalbe Farma Tbk	20,258,100	2,572,564
PT Merdeka Copper Gold Tbk (a)	11,569,696	2,692,946
PT Sarana Menara Nusantara Tbk	19,526,300	1,314,270
PT Semen Indonesia (Persero) Tbk	3,246,399	1,501,567
PT Sumber Alfaria Trijaya Tbk	15,919,100	2,850,237
PT Telkom Indonesia Persero Tbk	47,532,500	11,710,865
PT Unilever Indonesia Tbk	7,336,500	1,873,045
PT United Tractors Tbk	1,420,900	2,593,519
PT Vale Indonesia Tbk	2,389,000	1,089,150
TOTAL INDONESIA		129,921,783
Korea (South) - 11.4%
AMOREPACIFIC Corp.	28,091	2,477,738
BGF Retail Co. Ltd.	7,443	976,307
Celltrion Healthcare Co. Ltd.	102,692	5,288,431
Celltrion Pharm, Inc.	17,106	1,187,508
Celltrion, Inc.	105,360	12,088,545
CJ CheilJedang Corp.	7,955	1,743,261
CJ Corp.	14,030	711,536
Cosmo AM&T Co. Ltd. (a)	22,060	3,133,621
Coway Co. Ltd.	53,245	1,708,547
Db Insurance Co. Ltd.	44,162	2,609,516
Doosan Bobcat, Inc.	48,148	2,204,441
Doosan Heavy Industries & Construction Co. Ltd. (a)	428,845	5,870,221
E-Mart, Inc.	18,666	1,105,889
Ecopro BM Co. Ltd.	46,925	15,388,015
F&F Co. Ltd.	16,528	1,338,829
GS Holdings Corp.	44,508	1,313,239
Hana Financial Group, Inc.	283,894	8,731,987
Hankook Tire Co. Ltd.	71,293	2,159,346
Hanmi Pharm Co. Ltd.	6,631	1,383,058
Hanon Systems	179,320	1,197,132
Hanwha Aerospace Co. Ltd.	34,020	3,253,642
Hanwha Solutions Corp. (a)	98,978	2,932,033
HD Hyundai Co. Ltd.	40,603	1,957,506
HD Hyundai Heavy Industries Co. Ltd. (a)	21,306	2,329,500
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	40,746	3,931,990
HLB, Inc.	105,982	2,724,782
HMM Co. Ltd.	234,387	3,208,394
Hotel Shilla Co.	30,174	1,778,247
HYBE Co. Ltd. (a)	17,858	3,668,820
Hyundai Engineering & Construction Co. Ltd.	74,768	2,188,526
Hyundai Glovis Co. Ltd.	17,964	2,450,557
Hyundai Mipo Dockyard Co. Ltd. (a)	23,017	1,682,519
Hyundai Mobis	58,817	10,725,637
Hyundai Motor Co. Ltd.	132,264	20,289,065
Hyundai Steel Co.	83,171	2,353,122
Industrial Bank of Korea	267,538	2,175,531
Kakao Corp.	299,432	12,022,087
Kakao Games Corp. (a)	35,810	882,834
Kakao Pay Corp. (a)	25,738	1,011,213
KakaoBank Corp.	160,175	3,259,360
Kangwon Land, Inc.	92,438	1,128,598
KB Financial Group, Inc.	372,720	14,892,090
Kia Corp.	252,857	16,366,085
Korea Aerospace Industries Ltd.	70,161	2,701,626
Korea Electric Power Corp. (a)	246,268	3,701,782
Korea Investment Holdings Co. Ltd.	40,081	1,532,383
Korea Zinc Co. Ltd.	7,630	2,949,958
Korean Air Lines Co. Ltd.	176,527	3,398,682
KRAFTON, Inc. (a)	28,360	3,813,236
KT Corp.	62,732	1,449,227
KT&G Corp.	98,899	6,393,464
Kumho Petro Chemical Co. Ltd.	16,883	1,586,927
L&F Co. Ltd.	24,191	4,875,233
LG Chemical Ltd.	47,433	24,055,806
LG Corp.	90,578	5,919,343
LG Display Co. Ltd. (a)	223,270	2,354,998
LG Electronics, Inc.	102,096	8,661,684
LG Energy Solution (a)	33,686	14,763,923
LG H & H Co. Ltd.	8,995	3,013,070
LG Innotek Co. Ltd.	13,618	2,813,724
LG Uplus Corp.	205,533	1,610,200
Lotte Chemical Corp.	20,539	2,420,854
Lotte Energy Materials Corp.	22,213	952,691
Meritz Financial Holdings Co.	99,882	3,846,065
Mirae Asset Securities Co. Ltd.	260,776	1,414,377
NAVER Corp.	125,962	22,378,435
NCSOFT Corp.	13,698	2,964,262
Netmarble Corp. (a)(b)	20,687	796,575
NH Investment & Securities Co. Ltd.	143,402	1,111,104
Orion Corp./Republic of Korea	22,753	2,021,151
Pan Ocean Co., Ltd. (Korea)	256,258	958,671
Pearl Abyss Corp. (a)	30,867	1,352,841
POSCO	68,981	34,674,734
POSCO Chemtech Co. Ltd.	29,734	12,263,890
Posco International Corp. (d)	50,615	3,569,179
S-Oil Corp.	42,191	2,473,238
Samsung Biologics Co. Ltd. (a)(b)	17,090	10,245,547
Samsung C&T Corp.	80,736	6,527,274
Samsung Electro-Mechanics Co. Ltd.	53,813	6,123,728
Samsung Electronics Co. Ltd.	4,581,997	250,307,885
Samsung Engineering Co. Ltd. (a)	150,433	4,356,213
Samsung Fire & Marine Insurance Co. Ltd.	29,555	5,643,975
Samsung Heavy Industries Co. Ltd. (a)	591,531	4,180,513
Samsung Life Insurance Co. Ltd.	76,794	4,195,145
Samsung SDI Co. Ltd.	52,794	27,477,076
Samsung SDS Co. Ltd.	37,179	3,733,264
Samsung Securities Co. Ltd.	60,052	1,687,276
Shinhan Financial Group Co. Ltd.	411,941	11,310,734
SK Biopharmaceuticals Co. Ltd. (a)	30,053	1,914,593
SK Bioscience Co. Ltd. (a)	25,835	1,482,097
SK Hynix, Inc.	523,950	50,602,190
SK IE Technology Co. Ltd. (a)(b)	23,947	2,011,014
SK Innovation Co., Ltd.	53,152	8,985,405
SK Square Co. Ltd. (a)	95,048	3,302,861
SK, Inc.	35,129	4,201,007
SKC Co. Ltd.	18,190	1,412,241
Woori Financial Group, Inc.	523,681	4,774,821
Yuhan Corp.	51,583	2,947,092
TOTAL KOREA (SOUTH)		796,044,589
Kuwait - 0.8%
Agility Public Warehousing Co. KSC (a)	1,539,857	3,157,910
Boubyan Bank KSC	1,332,216	2,688,717
Gulf Bank	1,768,381	1,519,702
Kuwait Finance House KSCP	7,795,323	20,021,191
Mabanee Co. SAKC	627,584	1,803,895
Mobile Telecommunication Co.	1,872,065	3,174,954
National Bank of Kuwait	7,228,912	22,637,413
TOTAL KUWAIT		55,003,782
Luxembourg - 0.0%
Reinet Investments SCA	131,811	3,193,241
Malaysia - 1.3%
AMMB Holdings Bhd	1,584,800	1,356,693
Axiata Group Bhd	2,645,841	1,566,732
CelcomDigi Bhd	3,383,800	3,317,010
CIMB Group Holdings Bhd	6,133,520	7,549,576
Dialog Group Bhd	3,196,400	1,630,455
Gamuda Bhd	1,786,800	1,703,979
Genting Bhd	2,042,800	1,952,643
Genting Malaysia Bhd	2,846,200	1,641,189
Hong Leong Bank Bhd	624,400	2,711,411
Hong Leong Credit Bhd	219,400	890,446
IHH Healthcare Bhd	2,115,400	2,791,446
Inari Amertron Bhd	2,511,600	1,682,198
IOI Corp. Bhd	2,414,900	2,233,341
Kuala Lumpur Kepong Bhd	466,647	2,413,442
Malayan Banking Bhd	5,208,481	10,419,272
Malaysia Airports Holdings Bhd	720,703	1,102,872
Maxis Bhd	2,255,100	2,020,538
MISC Bhd	1,290,500	2,057,817
MR DIY Group M Sdn Bhd (b)	3,163,750	1,031,429
Nestle (Malaysia) Bhd	67,700	2,010,430
Petronas Chemicals Group Bhd	2,685,000	4,138,556
Petronas Dagangan Bhd	278,800	1,419,660
Petronas Gas Bhd	758,130	2,871,781
PPB Group Bhd	615,020	2,277,852
Press Metal Aluminium Holdings	3,557,000	3,975,888
Public Bank Bhd	13,967,800	12,917,659
QL Resources Bhd	1,052,050	1,278,606
RHB Bank Bhd	1,427,734	1,801,687
Sime Darby Bhd	2,619,849	1,266,638
Sime Darby Plantation Bhd	1,988,356	2,006,436
Telekom Malaysia Bhd	1,101,493	1,243,424
Tenaga Nasional Bhd	2,486,500	5,293,945
Top Glove Corp. Bhd (a)	4,726,700	964,419
TOTAL MALAYSIA		93,539,470
Mexico - 2.8%
Alfa SA de CV Series A	3,003,200	1,841,915
America Movil S.A.B. de CV Series L	30,334,000	31,792,278
Arca Continental S.A.B. de CV	502,500	5,034,303
Banco del Bajio SA (b)	742,900	2,264,858
CEMEX S.A.B. de CV unit (a)	14,546,718	11,050,120
Coca-Cola FEMSA S.A.B. de CV unit	504,250	4,256,840
Fibra Uno Administracion SA de CV	2,758,900	4,145,352
Fomento Economico Mexicano S.A.B. de CV unit	1,866,800	21,157,438
Gruma S.A.B. de CV Series B	177,600	3,185,876
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	369,900	7,047,871
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	186,175	5,266,045
Grupo Bimbo S.A.B. de CV Series A	1,276,300	6,616,638
Grupo Carso SA de CV Series A1	539,300	4,288,313
Grupo Financiero Banorte S.A.B. de CV Series O	2,490,400	23,604,144
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	2,055,800	4,990,640
Grupo Mexico SA de CV Series B	2,988,007	15,531,569
Grupo Televisa SA de CV	2,424,600	2,565,776
Industrias Penoles SA de CV (a)(d)	190,720	2,727,028
Kimberly-Clark de Mexico SA de CV Series A	1,461,100	3,430,902
Operadora de Sites Mexicanos, SA de CV (d)	1,237,000	1,253,621
Orbia Advance Corp. S.A.B. de CV	964,455	2,188,095
Promotora y Operadora de Infraestructura S.A.B. de CV	182,455	1,890,035
Southern Copper Corp.	81,637	7,138,339
Wal-Mart de Mexico SA de CV Series V	5,023,700	20,913,833
TOTAL MEXICO		194,181,829
Peru - 0.2%
Compania de Minas Buenaventura SAA	1,294	9,990
Compania de Minas Buenaventura SAA sponsored ADR	205,418	1,585,827
Credicorp Ltd.	1,425	223,298
Credicorp Ltd. (United States)	63,407	9,958,069
TOTAL PERU		11,777,184
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	1,617,360	1,584,377
ACEN Corp. (a)	720,495	68,481
Ayala Corp.	290,745	3,255,793
Ayala Land, Inc.	6,460,740	3,223,312
Bank of the Philippine Islands (BPI)	1,892,859	3,946,328
BDO Unibank, Inc.	2,272,953	6,005,198
International Container Terminal Services, Inc.	974,030	3,848,589
JG Summit Holdings, Inc.	2,522,756	1,977,506
Jollibee Food Corp.	428,710	1,990,551
Manila Electric Co.	270,120	1,750,960
Metropolitan Bank & Trust Co.	1,725,457	1,885,059
PLDT, Inc.	72,505	1,729,453
SM Investments Corp.	234,240	3,889,783
SM Prime Holdings, Inc.	9,681,200	5,887,693
Universal Robina Corp.	835,600	1,865,342
TOTAL PHILIPPINES		42,908,425
Poland - 0.8%
Allegro.eu SA (a)(b)	456,710	4,027,061
Bank Polska Kasa Opieki SA	176,518	5,213,156
CD Projekt RED SA (d)	62,877	2,564,118
Cyfrowy Polsat SA	246,697	994,634
Dino Polska SA (a)(b)	47,035	5,240,528
KGHM Polska Miedz SA (Bearer)	134,564	4,167,280
LPP SA	1,068	3,679,403
mBank SA (a)	14,298	1,706,915
Orlen SA	553,450	9,877,583
PGE Polska Grupa Energetyczna SA (a)	861,997	1,833,894
Powszechna Kasa Oszczednosci Bank SA	840,198	8,528,566
Powszechny Zaklad Ubezpieczen SA	581,576	5,884,507
Santander Bank Polska SA (a)	34,378	3,410,637
TOTAL POLAND		57,128,282
Qatar - 0.9%
Barwa Real Estate Co. (a)	2,048,326	1,581,263
Dukhan Bank	1,759,728	1,997,581
Industries Qatar QSC (a)	1,452,753	5,320,109
Masraf al Rayan	5,357,149	3,694,078
Mesaieed Petrochemical Holding Co. (a)	4,231,331	2,266,784
Ooredoo QSC	769,757	2,417,122
Qatar Electricity & Water Co. (a)	424,412	2,116,230
Qatar Fuel Co. (a)	566,916	2,616,535
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	2,369,547	2,743,857
Qatar International Islamic Bank QSC (a)	945,579	2,696,459
Qatar Islamic Bank	1,587,652	9,224,956
Qatar National Bank SAQ (a)	4,432,476	20,676,770
The Commercial Bank of Qatar (a)	3,107,725	5,336,066
TOTAL QATAR		62,687,810
Romania - 0.0%
NEPI Rockcastle PLC	459,221	2,751,410
Russia - 0.1%
Alrosa Co. Ltd. (c)	2,234,923	377,075
Gazprom OAO (c)	8,473,436	899,212
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	863,533	197,265
Inter Rao Ues JSC (c)	31,187,844	174,380
LUKOIL PJSC (c)	334,533	105,011
LUKOIL PJSC sponsored ADR (a)(c)	22,773	6,442
Magnit OJSC GDR (Reg. S) (a)(c)	305,795	1,489
MMC Norilsk Nickel PJSC (a)(c)	48,442	326,728
MMC Norilsk Nickel PJSC sponsored ADR (a)(c)	59,247	142,193
Mobile TeleSystems OJSC sponsored ADR (a)(c)	396,417	394,827
Moscow Exchange MICEX-RTS OAO (c)	1,311,841	255,743
Novatek PJSC GDR (Reg. S) (a)(c)	78,382	3,448,808
Novolipetsk Steel OJSC (a)(c)	1,258,902	12,257
Novolipetsk Steel OJSC GDR (Reg. S) (a)(c)	3,783	470
Ozon Holdings PLC ADR (a)(c)	40,002	84,992
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	116,446	2,388
sponsored GDR (Reg. S) (a)(c)	749	15
Polyus PJSC (a)(c)	26,742	63,777
Polyus PJSC GDR (a)(c)	5,226	8,008
Rosneft Oil Co. OJSC (c)	857,494	145,436
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(c)	150,200	35,515
Sberbank of Russia (c)	9,313,306	58,072
Severstal PAO (a)(c)	155,372	3,518
Severstal PAO GDR (Reg. S) (a)(c)	26,165	618
Surgutneftegas OJSC (c)	5,613,549	69,662
Surgutneftegas OJSC sponsored ADR (a)(c)	73,333	13,542
Tatneft PAO (c)	1,103,564	139,203
Tatneft PAO sponsored ADR (a)(c)	18,698	17,264
TCS Group Holding PLC GDR (a)(c)	103,050	133,078
United Co. RUSAL International PJSC (c)	2,596,470	317,349
VK Co. Ltd. GDR (Reg. S) (a)(c)	100,000	30,129
VTB Bank OJSC (a)(c)	2,380,815,800	92,249
VTB Bank OJSC sponsored GDR (Reg. S) (a)(c)	221,738	37,021
X5 Retail Group NV:
GDR (Reg. S) (a)(c)	4,876	42,273
GDR (Reg. S) (a)(c)	102,956	24,634
Yandex NV Class A (a)(c)	261,431	989,876
TOTAL RUSSIA		8,650,519
Saudi Arabia - 4.0%
ACWA Power Co.	77,100	3,789,647
Advanced Polypropylene Co.	122,509	1,485,809
Al Rajhi Bank	1,880,883	37,401,075
Alinma Bank	940,356	9,274,222
Almarai Co. Ltd.	239,815	4,404,322
Arab National Bank	647,637	4,600,577
Arabian Internet and Communications Services Co. Ltd.	23,026	2,240,242
Bank Al-Jazira	385,794	1,890,099
Bank Albilad	470,232	5,483,700
Banque Saudi Fransi	566,579	6,433,592
Bupa Arabia for Cooperative Insurance Co.	71,968	3,311,034
Dallah Healthcare Co.	32,886	1,546,298
Dar Al Arkan Real Estate Development Co. (a)	507,488	2,288,809
Dr Sulaiman Al Habib Medical Services Group Co.	84,001	6,470,916
Elm Co.	23,027	4,175,009
Emaar The Economic City (a)	379,631	910,726
Etihad Etisalat Co.	362,004	4,520,708
Jarir Marketing Co.	565,337	2,335,730
Luberef	48,578	1,918,984
Mobile Telecommunications Co. Saudi Arabia	422,763	1,512,283
Mouwasat Medical Services Co.	47,035	3,146,867
Nahdi Medical Co.	37,386	1,731,978
National Industrialization Co. (a)	314,918	1,185,266
Rabigh Refining & Petrochemical Co. (a)	389,918	1,080,911
Riyad Bank	1,410,508	11,956,007
Sabic Agriculture-Nutrients Co.	223,899	8,605,991
Sahara International Petrochemical Co.	344,709	3,473,185
Saudi Arabian Mining Co.	1,239,950	14,674,747
Saudi Arabian Oil Co. (b)	2,548,204	22,007,093
Saudi Awwal Bank	966,078	9,811,166
Saudi Basic Industries Corp.	863,937	19,735,420
Saudi Electricity Co.	799,150	4,780,074
Saudi Industrial Investment Group	355,110	2,364,497
Saudi Investment Bank/The	470,424	2,244,533
Saudi Kayan Petrochemical Co. (a)	705,607	2,305,881
Saudi Research & Marketing Group (a)	34,545	1,723,751
Saudi Tadawul Group Holding Co.	46,021	2,470,580
Saudi Telecom Co.	1,919,149	21,689,924
The Saudi National Bank	2,821,142	28,988,971
The Savola Group	250,863	2,828,528
Yanbu National Petrochemical Co.	264,763	3,232,260
TOTAL SAUDI ARABIA		276,031,412
South Africa - 3.1%
Absa Group Ltd.	813,872	8,621,685
African Rainbow Minerals Ltd.	107,880	1,210,983
Anglo American Platinum Ltd.	63,656	3,169,390
Aspen Pharmacare Holdings Ltd.	364,264	3,906,462
Bid Corp. Ltd.	321,861	7,623,699
Bidvest Group Ltd./The	277,832	4,311,086
Capitec Bank Holdings Ltd.	83,518	8,375,314
Clicks Group Ltd.	233,550	3,663,407
Discovery Ltd. (a)	517,900	4,575,272
Exxaro Resources Ltd.	230,920	2,092,048
FirstRand Ltd.	4,845,168	19,720,684
Foschini Group Ltd./The	317,608	1,924,962
Gold Fields Ltd.	857,568	13,300,182
Growthpoint Properties Ltd.	3,301,844	2,339,239
Harmony Gold Mining Co. Ltd.	533,938	2,305,467
Impala Platinum Holdings Ltd.	821,520	5,933,897
Kumba Iron Ore Ltd.	61,860	1,690,070
Mr Price Group Ltd.	246,431	2,169,599
MTN Group Ltd.	1,627,365	12,744,110
MultiChoice Group Ltd.	297,534	1,472,551
Naspers Ltd. Class N	188,042	36,947,794
Nedbank Group Ltd.	442,244	5,811,272
Northam Platinum Holdings Ltd. (a)	342,532	2,894,057
Old Mutual Ltd.	4,713,544	3,428,990
OUTsurance Group Ltd.	813,373	1,758,755
Pepkor Holdings Ltd. (b)	1,937,307	1,882,737
Remgro Ltd.	507,948	4,566,597
Sanlam Ltd.	1,711,583	6,294,587
Sasol Ltd.	547,786	7,648,247
Shoprite Holdings Ltd.	481,704	6,960,079
Sibanye-Stillwater Ltd.	2,716,553	5,162,568
Standard Bank Group Ltd.	1,288,638	13,762,766
Vodacom Group Ltd.	598,646	3,948,963
Woolworths Holdings Ltd.	914,895	4,092,632
TOTAL SOUTH AFRICA		216,310,151
Taiwan - 14.3%
Accton Technology Corp.	484,000	5,872,070
Acer, Inc.	2,779,994	3,090,256
Advantech Co. Ltd.	451,100	5,609,021
ASE Technology Holding Co. Ltd.	2,933,927	10,718,121
Asia Cement Corp.	2,219,153	2,840,369
ASUSTeK Computer, Inc.	677,000	7,826,590
AUO Corp.	6,279,400	4,128,298
Catcher Technology Co. Ltd.	618,000	3,405,418
Cathay Financial Holding Co. Ltd.	9,153,410	13,300,150
Chailease Holding Co. Ltd.	1,442,102	9,526,685
Chang Hwa Commercial Bank	5,086,840	3,045,383
Cheng Shin Rubber Industry Co. Ltd.	1,870,937	2,284,746
China Airlines Ltd.	2,768,000	2,193,407
China Development Financial Ho	15,363,648	6,123,794
China Steel Corp.	11,326,204	10,054,227
Chunghwa Telecom Co. Ltd.	3,650,000	13,439,249
Compal Electronics, Inc.	4,018,000	3,885,794
CTBC Financial Holding Co. Ltd.	16,906,826	14,095,286
Delta Electronics, Inc.	1,869,381	21,700,399
E Ink Holdings, Inc.	821,000	5,866,893
E.SUN Financial Holdings Co. Ltd.	13,334,270	10,947,433
ECLAT Textile Co. Ltd.	183,613	3,160,714
eMemory Technology, Inc.	62,000	3,652,735
EVA Airways Corp.	2,469,000	2,881,781
Evergreen Marine Corp. (Taiwan)	974,363	3,218,375
Far Eastern New Century Corp.	2,828,705	2,668,251
Far EasTone Telecommunications Co. Ltd.	1,533,000	3,456,870
Feng Tay Enterprise Co. Ltd.	422,686	2,846,009
First Financial Holding Co. Ltd.	10,155,107	9,369,430
Formosa Chemicals & Fibre Corp.	3,376,760	7,013,914
Formosa Petrochemical Corp.	1,071,000	2,728,012
Formosa Plastics Corp.	3,668,520	9,693,860
Fubon Financial Holding Co. Ltd.	7,138,530	14,850,210
Giant Manufacturing Co. Ltd.	300,935	2,217,396
Global Unichip Corp.	84,000	4,361,939
GlobalWafers Co. Ltd.	209,000	3,411,866
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,972,869	41,258,219
Hotai Motor Co. Ltd.	288,000	6,933,367
Hua Nan Financial Holdings Co. Ltd.	8,513,032	6,015,847
Innolux Corp.	8,709,614	4,605,700
Inventec Corp.	2,579,865	5,219,380
Largan Precision Co. Ltd.	96,000	6,631,519
Lite-On Technology Corp.	1,926,279	9,207,425
MediaTek, Inc.	1,458,292	31,957,742
Mega Financial Holding Co. Ltd.	10,696,123	13,673,345
Micro-Star International Co. Ltd.	649,000	4,009,099
momo.com, Inc.	72,800	1,384,971
Nan Ya Plastics Corp.	4,570,860	10,161,983
Nan Ya Printed Circuit Board Corp.	217,000	1,709,204
Nanya Technology Corp.	1,190,000	2,732,548
Nien Made Enterprise Co. Ltd.	169,000	1,744,426
Novatek Microelectronics Corp.	555,000	7,473,798
Pegatron Corp.	1,921,000	4,661,259
PharmaEssentia Corp. (a)	228,000	2,483,771
Pou Chen Corp.	2,124,000	2,108,080
Powerchip Semiconductor Manufacturing Corp.	2,879,294	2,738,832
President Chain Store Corp.	548,000	4,855,872
Quanta Computer, Inc.	2,594,000	19,649,019
Realtek Semiconductor Corp.	443,401	6,062,508
Ruentex Development Co. Ltd.	1,662,062	1,879,229
Shin Kong Financial Holding Co. Ltd.	12,635,127	3,864,456
Sinopac Financial Holdings Co.	9,899,447	5,863,707
Synnex Technology International Corp.	1,205,500	2,266,582
Taishin Financial Holdings Co. Ltd.	10,779,689	6,248,152
Taiwan Business Bank	5,779,000	2,643,003
Taiwan Cement Corp.	5,841,730	6,920,426
Taiwan Cooperative Financial Holding Co. Ltd.	9,417,018	8,793,125
Taiwan High Speed Rail Corp.	1,891,000	1,810,762
Taiwan Mobile Co. Ltd.	1,657,900	4,970,646
Taiwan Semiconductor Manufacturing Co. Ltd.	23,640,000	426,075,082
The Shanghai Commercial & Savings Bank Ltd.	3,690,609	5,163,289
Uni-President Enterprises Corp.	4,636,983	11,089,526
Unimicron Technology Corp.	1,316,000	7,711,427
United Microelectronics Corp.	10,800,000	16,198,489
Vanguard International Semiconductor Corp.	866,000	2,126,081
Voltronic Power Technology Corp.	63,000	3,501,556
Walsin Lihwa Corp.	2,469,526	3,137,300
Wan Hai Lines Ltd.	670,950	1,073,997
Win Semiconductors Corp.	325,000	1,692,816
Winbond Electronics Corp.	2,869,000	2,674,368
Wistron Corp.	2,504,000	11,253,128
Wiwynn Corp.	83,756	4,734,983
WPG Holding Co. Ltd.	1,536,200	2,459,013
Yageo Corp.	303,845	4,434,249
Yang Ming Marine Transport Corp.	1,674,000	2,472,242
Yuanta Financial Holding Co. Ltd.	9,610,592	7,447,705
Zhen Ding Technology Holding Ltd.	636,000	2,120,943
TOTAL TAIWAN		993,389,147
Thailand - 1.9%
Advanced Info Service PCL (For. Reg.)	1,139,300	7,536,420
Airports of Thailand PCL (For. Reg.) (a)	4,108,200	8,597,579
Asset World Corp. PCL (For. Reg.)	9,091,500	1,192,153
B. Grimm Power PCL (For. Reg.)	622,000	705,473
Bangkok Dusit Medical Services PCL (For. Reg.)	10,672,400	8,980,872
Bangkok Expressway and Metro PCL (For. Reg.)	7,288,400	1,941,298
Banpu PCL:
(For. Reg.)	7,156,400	2,042,292
NVDR	2,300	656
Berli Jucker PCL (For. Reg.)	950,800	974,038
BTS Group Holdings PCL (For. Reg.)	7,533,400	1,786,054
Bumrungrad Hospital PCL:
(For. Reg.)	549,800	3,475,978
NVDR	21,800	137,825
Carabao Group PCL (For. Reg.)	215,900	459,731
Central Pattana PCL (For. Reg.)	1,928,200	3,837,776
Central Retail Corp. PCL (For. Reg.)	1,785,416	2,155,668
Charoen Pokphand Foods PCL (For. Reg.)	3,696,120	2,196,143
CP ALL PCL (For. Reg.)	5,590,300	10,390,284
CP Axtra PCL:
(For. Reg.)	1,941,100	1,960,133
NVDR	12,800	12,926
Delta Electronics PCL (For. Reg.)	2,992,100	9,896,306
Electricity Generating PCL (For. Reg.)	222,500	869,420
Energy Absolute PCL (For. Reg.)	1,605,100	2,912,811
Global Power Synergy Public Co. Ltd. (For. Reg.)	669,400	1,131,504
Gulf Energy Development PCL (For. Reg.)	2,787,600	4,059,216
Home Product Center PCL (For. Reg.)	5,663,606	2,353,965
Indorama Ventures PCL (For. Reg.)	1,606,200	1,610,196
Intouch Holdings PCL (For. Reg.)	912,900	2,057,465
Kasikornbank PCL (For. Reg.)	564,300	2,081,130
Krung Thai Bank PCL (For. Reg.)	3,337,770	2,002,760
Krungthai Card PCL (For. Reg.)	983,800	1,353,391
Land & House PCL (For. Reg.)	7,902,200	1,966,009
Minor International PCL (For. Reg.)	3,048,932	2,944,966
Muangthai Leasing PCL (For. Reg.)	706,900	734,522
Osotspa PCL (For. Reg.)	1,078,700	923,517
PTT Exploration and Production PCL (For. Reg.)	1,319,339	6,159,361
PTT Global Chemical PCL (For. Reg.)	2,152,339	2,488,435
PTT Oil & Retail Business PCL:
(For. Reg.)	1,349,800	845,477
NVDR	1,502,800	941,312
PTT PCL (For. Reg.)	9,505,900	9,738,226
Ratch Group PCL (For. Reg.)	986,200	1,046,385
SCB X PCL (For. Reg.)	803,700	2,646,458
SCG Packaging PCL (For. Reg.)	1,184,100	1,403,660
Siam Cement PCL (For. Reg.)	749,350	7,128,311
Srisawad Corp. PCL (For. Reg.)	657,500	909,319
Thai Oil PCL (For. Reg.)	1,134,114	1,701,254
True Corp. PCL	10,461,079	2,219,898
TOTAL THAILAND		132,508,573
Turkey - 0.6%
Akbank TAS	2,993,581	3,104,384
Aselsan A/S	656,782	1,818,520
Bim Birlesik Magazalar A/S JSC	436,751	3,503,053
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	1,343,907	2,080,000
Ford Otomotiv Sanayi A/S	67,428	2,376,507
Haci Omer Sabanci Holding A/S	979,173	2,093,341
Hektas Ticaret A/S (a)	1,093,405	1,242,637
Koc Holding A/S	729,831	3,656,909
Koza Altin Isletmeleri A/S	922,332	958,525
Pegasus Hava Tasimaciligi A/S (a)	44,210	1,382,611
Sasa Polyester Sanayi A/S	1,016,669	2,299,913
Tofas Turk Otomobil Fabrikasi A/S	120,200	1,347,316
Turk Hava Yollari AO (a)	529,705	4,606,430
Turkcell Iletisim Hizmet A/S	1,162,907	2,231,483
Turkiye Is Bankasi A/S Series C	3,358,538	1,883,531
Turkiye Petrol Rafinerileri A/S	921,150	3,535,159
Turkiye Sise ve Cam Fabrikalari A/S	1,323,281	2,622,717
Yapi ve Kredi Bankasi A/S	3,243,102	1,712,867
TOTAL TURKEY		42,455,903
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	2,811,567	6,720,999
Abu Dhabi Islamic Bank (a)	1,394,693	4,268,112
Abu Dhabi National Oil Co. for Distribution PJSC	3,005,106	3,190,915
Aldar Properties PJSC	3,695,613	5,201,971
Americana Restaurants International PLC	2,424,876	2,535,197
Dubai Islamic Bank Pakistan Ltd. (a)	2,784,205	4,358,730
Emaar Properties PJSC	6,359,263	11,704,271
Emirates NBD Bank PJSC (a)	1,818,700	8,417,844
Emirates Telecommunications Corp.	3,338,971	20,363,460
First Abu Dhabi Bank PJSC	4,240,393	16,901,999
Multiply Group (a)	3,761,317	3,307,755
TOTAL UNITED ARAB EMIRATES		86,971,253
United Kingdom - 0.0%
Pepco Group NV (a)	165,219	1,424,654
United States of America - 0.1%
JBS SA	744,100	2,955,157
Legend Biotech Corp. ADR (a)	55,433	4,186,300
Parade Technologies Ltd.	74,000	2,162,231
TOTAL UNITED STATES OF AMERICA		9,303,688
TOTAL COMMON STOCKS (Cost $6,498,043,638)		6,649,511,478

Nonconvertible Preferred Stocks - 2.2%
	Shares	Value ($)
Brazil - 1.4%
Banco Bradesco SA (PN)	5,090,704	17,935,211
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	242,006	2,232,878
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,338,380	3,585,995
Gerdau SA	1,110,275	6,867,680
Itau Unibanco Holding SA	4,650,731	28,167,473
Itausa-Investimentos Itau SA (PN)	4,823,152	10,016,041
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	4,713,300	31,008,356
TOTAL BRAZIL		99,813,634
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	137,015	10,046,520
Colombia - 0.1%
Bancolombia SA (PN)	411,011	3,138,401
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	21,030	1,764,405
Hyundai Motor Co. Ltd. Series 2	35,079	2,976,054
LG Chemical Ltd.	7,357	2,259,981
LG H & H Co. Ltd.	2	284
Samsung Electronics Co. Ltd.	790,840	35,527,515
TOTAL KOREA (SOUTH)		42,528,239
Russia - 0.0%
Surgutneftegas OJSC (c)	5,794,540	102,242
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $147,810,338)		155,629,036

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	33,084

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $14,920,920)	15,000,000	14,918,850

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	135,638,461	135,665,589
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	39,016,682	39,020,583
TOTAL MONEY MARKET FUNDS (Cost $174,686,172)		174,686,172

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $6,835,513,977)	6,994,778,620
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(23,255,785)
NET ASSETS - 100.0%	6,971,522,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	3,228	Sep 2023	170,164,020	9,050,070	9,050,070

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $357,475,871 or 5.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,714,477.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	62,332,615	1,137,827,096	1,064,494,122	5,074,914	-	-	135,665,589	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	20,632,407	213,510,416	195,122,240	497,324	-	-	39,020,583	0.1%
Total	82,965,022	1,351,337,512	1,259,616,362	5,572,238	-	-	174,686,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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